Goodwill	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Goodwill [Line Items]
GOODWILL

NOTE 6 — GOODWILL

The following table provides a roll forward of goodwill:

	September 28, 2024	December 30, 2023
Beginning balance, gross	$19,891	$19,891
Acquisition	—	—
Currency translation adjustment	—	—
Ending balance, net	$19,891	$19,891

Goodwill by reportable segment is as follows:

	September 28, 2024	December 30, 2023
Professional Staffing – US	$14,031	$14,031
Commercial Staffing – US	5,860	5,860
Ending balance, net	$19,891	$19,891

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations. ASC 350, requires that goodwill be tested for impairment at the operating segment level (operating segment or one level below an operating segment) on an annual basis and between annual tests when circumstances indicate that the recoverability of the carrying amount of goodwill may be in doubt. ASC 280-10-50-11 states that operating segments often exhibit similar long-term financial performance if they have similar economic characteristics. During the quarter ended September 28, 2024, management concluded the Company has two operating segments for goodwill impairment analysis under ASC 350 such as commercial and professional. Accordingly, goodwill will no longer be tested at the unit level for the five reporting units and will be tested for impairment at the operating segment level.

NOTE 7 — GOODWILL

The following table provides a roll forward of goodwill:

	December 30, 2023	December 31, 2022
Beginning balance, gross	$19,891	$31,478
Acquisition	—	7,808
Accumulated disposition	—	(1,577)
Accumulated impairment losses	—	(16,073)
Currency translation adjustment	—	(1,745)
Ending balance, net	$19,891	$19,891

Goodwill by reportable segment is as follows:

	December 30, 2023	December 31, 2022
Professional Staffing – US	$14,031	$14,031
Commercial Staffing – US	5,860	5,860
Ending balance, net	$19,891	$19,891

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business combinations. ASC 350, requires that goodwill be tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis and between annual tests when circumstances indicate that the recoverability of the carrying amount of goodwill may be in doubt. During the fourth quarter of 2021 the Company identified a triggering event in response the COVID-19 pandemic. In accordance with ASC 350 the Company tested its goodwill for impairment and the Company recognized an impairment with respect to its Staffing UK reporting unit of $10,000. The impairment resulted from a continued decline in that reporting unit’s revenue which experienced significant and prolonged declines. Further, the negative impact suffered from the COVID-19 pandemic, predominantly in the year ended January 2, 2021 (“Fiscal 2020”), did not recover as quickly as management anticipated by the end of Fiscal 2021 and, as a result, the forward-looking forecast was revised based upon current facts and circumstances. To determine the impairment, the Company employed a combination of market approach (valuations using comparable company multiples), income approach (discounted cash flow analysis) and prevailing market conditions to derive the fair value of the reporting unit. While the impairment recognized by management of $10,000 represents the adjustment required based upon current assumptions, such assumptions are subject to significant estimation by management, including revenue growth rates, cost levels, and discount rates. If actual results in future periods vary from these assumptions additional impairment costs to goodwill could occur. Under ASU 2017-04, which the Company early adopted, the impairment amount represents the excess of the carrying value over the fair value of the reporting unit. On May 18, 2022, the Company closed on the acquisition of Headway (see Note 10). The Company’s estimated value of the Goodwill is $7,808.

During the year ended December 31, 2022, the Company changed its measurement date from the last day of the fiscal year end to the first day of the fiscal fourth quarter. The Company performed its annual goodwill impairment test and no impairment was recognized other than the charge recognized by the Staffing UK reporting unit. To estimate the fair value of the reporting units the Company employed a combination of market approach (valuations using comparable company multiples) and income approach (discounted cash flow analysis) to derive the fair value of the reporting unit when performing its annual impairment testing. Volatility in the Company’s stock price can result in the net book value of our reporting unit approximating, or even temporarily exceeding market capitalization, however, the fair value of our reporting unit is not driven solely by the market price of our stock. As described above, fair value of our reporting unit is derived using a combination of an asset approach, an income approach and a market approach. These valuation techniques consider several other factors beyond our market capitalization, such as the estimated future cash flows of our reporting units, the discount rate used to present value such cash flows and the market multiples of comparable companies. Changes to input assumptions used in the analysis could result in materially different evaluations of goodwill impairment.